Investments accounted for using the equity method - Summary of Reconciliation to Carrying Amount of Investment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Share of equity attributable to Sanofi	€ (58,934)	€ (58,876)	€ (63,001)
Goodwill	€ 44,519	€ 44,235	€ 44,364
Regeneron
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
% interest	21.00%	22.00%
Share of equity attributable to Sanofi	€ 2,263	€ 1,806
Goodwill	839	858
Fair value remeasurements of assets and liabilities at the acquisition date	811	873
Other items	(571)	(482)
Carrying amount of the investment in Regeneron	€ 3,342	€ 3,055